Financial Instruments - Impact of hedging on equity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning Balance			$ 337,801	$ 335,117	$ 307,187
Foreign currency revaluation of the net foreign operations	$ (305)	[1]	(5,153)	3,677	350
Ending Balance	$ 22,392	[2]	378,369	337,801	335,117
Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning Balance			262,604	262,601	237,743
Ending Balance			303,860	262,604	262,601
Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			75,197	72,516	69,444
Ending Balance			74,509	75,197	72,516
Impact Of Hedging Instruments
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,881	4,121
Financial instruments - purchases			(967)	(2,595)
Change in fair value of financial instruments recognized in OCI			(3,995)	(4,610)
Amount reclassified from OCI to profit or loss			4,322	2,609
Foreign currency revaluation of the net foreign operations			2,854	1,183
Effects of changes in foreign exchange rates			1	10
Tax effect			(3,140)	1,163
Ending Balance			956	1,881	4,121
Impact Of Hedging Instruments | Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,958	3,385
Financial instruments - purchases			(359)	(2,326)
Change in fair value of financial instruments recognized in OCI			(1,917)	(3,110)
Amount reclassified from OCI to profit or loss			3,576	2,688
Foreign currency revaluation of the net foreign operations			1,277	513
Effects of changes in foreign exchange rates			1	4
Tax effect			(3,276)	804
Ending Balance			1,260	1,958	3,385
Impact Of Hedging Instruments | Forward contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(223)	(124)
Financial instruments - purchases			(350)	(223)
Change in fair value of financial instruments recognized in OCI			(595)	(211)
Amount reclassified from OCI to profit or loss			848	303
Effects of changes in foreign exchange rates			2	2
Tax effect			45	30
Ending Balance			(273)	(223)	(124)
Impact Of Hedging Instruments | Currency swap contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance			2,049	3,403
Financial instruments - purchases			50	(2,080)
Change in fair value of financial instruments recognized in OCI			(1,514)	(3,231)
Amount reclassified from OCI to profit or loss			2,698	2,674
Foreign currency revaluation of the net foreign operations			1,277	513
Effects of changes in foreign exchange rates			0	1
Tax effect			(3,335)	769
Ending Balance			1,224	2,049	3,403
Impact Of Hedging Instruments | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Beginning Balance			111	(34)
Change in fair value of financial instruments recognized in OCI			64	199
Amount reclassified from OCI to profit or loss			201
Tax effect			(19)	(54)
Ending Balance			357	111	(34)
Impact Of Hedging Instruments | Commodity price contracts
Disclosure of detailed information about hedged items [line items]
Beginning Balance			22	141
Financial instruments - purchases			(59)	(23)
Change in fair value of financial instruments recognized in OCI			128	133
Amount reclassified from OCI to profit or loss			(171)	(289)
Effects of changes in foreign exchange rates			(1)	1
Tax effect			33	59
Ending Balance			(48)	22	141
Impact Of Hedging Instruments | Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(77)	736
Financial instruments - purchases			(608)	(269)
Change in fair value of financial instruments recognized in OCI			(2,078)	(1,500)
Amount reclassified from OCI to profit or loss			746	(79)
Foreign currency revaluation of the net foreign operations			1,577	670
Effects of changes in foreign exchange rates			0	6
Tax effect			136	359
Ending Balance			$ (304)	$ (77)	$ 736

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3